UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York          February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total:  $1,626,581
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name
     1.   028-10571                       Cobalt Offshore Fund Limited

     2.   028-10572                       Cobalt Partners, L.P.

     3.   028-12326                       Cobalt Partners II, L.P.
         -----------------------     ------------------------------------

                                                     FORM 13F INFORMATION TABLE

Item 1:                       Item 2:         Item 3:     Item 4:      Item 5:    Item 6:     Item 7:             Item 8:
Name of Issuer                Title of        CUSIP     Fair Market    Shares or  Investment  Managers  Voting Authority (Shares)
                              Class           Number      Value        Principal  Discretion            Sole       Shared       None
                                                        (thousands)    Amount
AES CORP                      COM             00130H105    3,209       150,000    SH           1, 2, 3             150,000
ACTIVISION INC NEW            COM NEW         004930202    4,455       150,000    SH           1, 2, 3             150,000
ADVANCE AUTO PARTS INC        COM             00751Y106   11,450       301,400    SH           1, 2, 3             301,400
AGRIUM INC                    COM             008916108    3,611        50,000    SH           1, 2, 3              50,000
ALCOA INC                     COM             013817101   34,025       930,930    SH           1, 2, 3             930,930
AMERICAN EXPRESS CO           COM             025816109   14,566       280,000    SH           1, 2, 3             280,000
AMERICAN TOWER CORP           CL A            029912201  114,745     2,693,549    SH           1, 2, 3           2,693,549
ANADARKO PETE CORP            COM             032511107   10,083       153,500    SH           1, 2, 3             153,500
APACHE CORP                   COM             037411105   11,647       108,300    SH           1, 2, 3             108,300
ARACRUZ CELULOSE S A          SPON ADR PFD B  038496204    1,487        20,000    SH           1, 2, 3              20,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104   16,946       219,077    SH           1, 2, 3             219,077
ARCH COAL INC                 COM             039380100    2,247        50,000    SH           1, 2, 3              50,000
ARVINMERITOR INC              COM             043353101      235        20,000    SH           1, 2, 3              20,000
ATLAS AMER INC                COM             049167109  147,490     2,492,230    SH           1, 2, 3           2,492,230
ATLAS ENERGY RESOURCES LLC    COM             049303100   96,221     3,094,930    SH           1, 2, 3           3,094,930
ATLAS PIPELINE HOLDINGS LP    COM UNITS LP    04939R108    2,878       105,600    SH           1, 2, 3             105,600
ATLAS PIPELINE PARTNERS LP    UNIT L P INT    049392103   31,848       775,581    SH           1, 2, 3             775,581
BIG LOTS INC                  COM             089302103    5,134       321,100    SH           1, 2, 3             321,100
CF INDS HLDGS INC             COM             125269100   14,451       131,300    SH           1, 2, 3             131,300
CSX CORP                      COM             126408103    4,398       100,000    SH           1, 2, 3             100,000
CVS CAREMARK CORPORATION      COM             126650100    3,328        83,725    SH           1, 2, 3              83,725
CABOT OIL & GAS CORP          COM             127097103   57,701     1,429,300    SH           1, 2, 3           1,429,300
CARDINAL HEALTH INC           COM             14149Y108   23,376       404,780    SH           1, 2, 3             404,780
CENTURY ALUM CO               COM             156431108   70,395     1,305,061    SH           1, 2, 3           1,305,061
CISCO SYS INC                 COM             17275R102    5,414       200,000    SH           1, 2, 3             200,000
CLEVELAND CLIFFS INC          COM             185896107   10,080       100,000    SH           1, 2, 3             100,000
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD    204412100   92,282     3,298,149    SH           1, 2, 3           3,298,149
CONSOL ENERGY INC             COM             20854P109   20,219       282,700    SH           1, 2, 3             282,700
CROWN HOLDINGS INC            COM             228368106   80,503     3,138,525    SH           1, 2, 3           3,138,525
DAVITA INC                    COM             23918K108    3,663        65,000    SH           1, 2, 3              65,000
DOMTAR CORP                   COM             257559104   14,419     1,875,000    SH           1, 2, 3           1,875,000
ENERGY CONVERSION DEVICES IN  COM             292659109      832        24,713    SH           1, 2, 3              24,713
ENERGY TRANSFER PRTNRS  L P   UNIT LTD PARTN  29273R109    2,155        40,000    SH           1, 2, 3              40,000
FREEPORT-MCMORAN COPPER & GO  COM             35671D857   11,268       110,000    SH           1, 2, 3             110,000
GATX CORP                     COM             361448103    7,795       212,500    SH           1, 2, 3             212,500
GRAFTECH INTL LTD             COM             384313102   21,326     1,201,489    SH           1, 2, 3           1,201,489
GRANT PRIDECO INC             COM             38821G101   18,537       333,946    SH           1, 2, 3             333,946
HESS CORP                     COM             42809H107    4,034        40,000    SH           1, 2, 3              40,000
HOVNANIAN ENTERPRISES INC     CL A            442487203    2,151       300,000    SH           1, 2, 3             300,000
HUMANA INC                    COM             444859102    5,272        70,000    SH           1, 2, 3              70,000
IHOP CORP                     COM             449623107    8,618       235,600    SH           1, 2, 3             235,600
INTEL CORP                    COM             458140100    2,666       100,000    SH           1, 2, 3             100,000
INTL PAPER CO                 COM             460146103    7,124       220,000    SH           1, 2, 3             220,000
JOY GLOBAL INC                COM             481165108   12,063       183,268    SH           1, 2, 3             183,268
KKR FINANCIAL HLDGS LLC       COM             48248A306    1,405       100,000    SH           1, 2, 3             100,000
LEAP WIRELESS INTL INC        COM NEW         521863308   13,265       284,416    SH           1, 2, 3             284,416
LENNAR CORP                   CL A            526057104      895        50,000    SH           1, 2, 3              50,000
MGIC INVT CORP WIS            COM             552848103      505        22,500    SH           1, 2, 3              22,500
NRG ENERGY INC                COM NEW         629377508   63,905     1,474,500    SH           1, 2, 3           1,474,500
NATIONAL OILWELL VARCO INC    COM             637071101   31,896       434,200    SH           1, 2, 3             434,200
NETFLIX INC                   COM             64110L106   11,862       445,587    SH           1, 2, 3             445,587
NOVATEL WIRELESS INC          COM NEW         66987M604      810        50,000    SH           1, 2, 3              50,000
OCCIDENTAL PETE CORP DEL      COM             674599105  101,642     1,320,200    SH           1, 2, 3           1,320,200
ORACLE CORP                   COM             68389X105    4,077       180,578    SH           1, 2, 3             180,578
OWENS ILL INC                 COM NEW         690768403    1,224        24,737    SH           1, 2, 3              24,737
PMI GROUP INC                 COM             69344M101    1,992       150,000    SH           1, 2, 3             150,000
PACTIV CORP                   COM             695257105    9,920       372,500    SH           1, 2, 3             372,500
PULTE HOMES INC               COM             745867101    1,054       100,000    SH           1, 2, 3             100,000
QUEST DIAGNOSTICS INC         COM             74834L100   17,298       326,985    SH           1, 2, 3             326,985
RTI INTL METALS INC           COM             74973W107   14,582       211,549    SH           1, 2, 3             211,549
REGAL ENTMT GROUP             CL A            758766109    4,429       245,100    SH           1, 2, 3             245,100
RESOURCE AMERICA INC          CL A            761195205      294        20,016    SH           1, 2, 3              20,016
SBA COMMUNICATIONS CORP       COM             78388J106   13,451       397,493    SH           1, 2, 3             397,493
SLM CORP                      COM             78442P106    2,014       100,000    SH           1, 2, 3             100,000
STEEL DYNAMICS INC            COM             858119100    7,008       117,644    SH           1, 2, 3             117,644
TALISMAN ENERGY INC           COM             87425E103   31,775     1,715,700    SH           1, 2, 3           1,715,700
UAL CORP                      COM NEW         902549807   24,565       688,880    SH           1, 2, 3             688,880
UNION PAC CORP                COM             907818108   22,021       175,296    SH           1, 2, 3             175,296
UNITED STATES STL CORP NEW    COM             912909108    6,046        50,000    SH           1, 2, 3              50,000
UNITED TECHNOLOGIES CORP      COM             913017109   32,779       428,264    SH           1, 2, 3             428,264
UNIVERSAL HLTH SVCS INC       CL B            913903100    8,008       156,400    SH           1, 2, 3             156,400
VALASSIS COMMUNICATIONS INC   COM             918866104    8,620       737,400    SH           1, 2, 3             737,400
WELLCARE HEALTH PLANS INC     COM             94946T106    4,216        99,400    SH           1, 2, 3              99,400
WELLPOINT INC                 COM             94973V107   53,963       615,100    SH           1, 2, 3             615,100
INVESCO LTD                   SHS             G491BT108    7,420       236,447    SH           1, 2, 3             236,447
SEAGATE TECHNOLOGY            SHS             G7945J104   29,917     1,173,200    SH           1, 2, 3           1,173,200
TRANSOCEAN INC NEW            SHS             G90073100   56,409       394,054    SH           1, 2, 3             394,054
QUINTANA MARITIME LTD         SHS             Y7169G109    6,073       264,284    SH           1, 2, 3             264,284
TEEKAY CORPORATION            COM             Y8564W103   14,899       280,000    SH           1, 2, 3             280,000



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